INCOME TAXES - DTA Loss Carryforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 1,861	$ 2,405
Globant S.A. the Luxembourg Company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	547	737
Dynaflows S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	96	80
Globant Brasil Consultoria Ltda.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 887	1,219
Amount of carryforward that can be utilized as a percent of taxable income	30.00%
We Are London Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 116	253
Sistemas UK Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 215	$ 116